111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                                    March 3, 2017

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on behalf of MFS® Emerging Markets Debt Local Currency Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 128 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on February 27, 2017.

Please call the undersigned at (617) 954-5843 or Nick Pirrotta at (617) 954-5846 with any questions you may have.

Very truly yours,

                                                                                                                                Brian E. Langenfeld
Brian E. Langenfeld
Vice President & Senior Counsel

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